SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Nonrecurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Total loss
Fair value measurement
Assets	$ (22,978)
Construction in progress | Total loss
Fair value measurement
Assets	(11,590)
Construction in progress | Wuyue | Fair value
Fair value measurement
Assets	0
Construction in progress | Wuyue | Before fair value adjustment | Carrying amount
Fair value measurement
Assets	11,590
Goodwill | Fair value
Fair value measurement
Assets	135,651
Goodwill | Total loss
Fair value measurement
Assets	(11,388)
Goodwill | Before fair value adjustment | Carrying amount
Fair value measurement
Assets	147,039
Goodwill | Significant unobservable inputs (Level 3)
Fair value measurement
Assets	$ 135,651